Subsequent events (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of updated Firm Commitment to Purchase Asset

Year ending December 31, 2021	49,800
2022	187,882
2023	383,231
2024	421,271
2025	487,348
Thereafter	1,893,442

$3,422,974